Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2010 Portfolio℠
September 30, 2023
VIPIFF2010-NPRT3-1123
1.822892.118
Domestic Equity Funds - 11.1%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	23,978	1,068,441
VIP Equity-Income Portfolio Investor Class (a)	36,818	874,786
VIP Growth & Income Portfolio Investor Class (a)	46,418	1,196,203
VIP Growth Portfolio Investor Class (a)	20,838	1,759,532
VIP Mid Cap Portfolio Investor Class (a)	8,282	277,112
VIP Value Portfolio Investor Class (a)	34,316	619,742
VIP Value Strategies Portfolio Investor Class (a)	20,160	308,854
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,509,146)		6,104,670

International Equity Funds - 15.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	363,390	3,583,028
VIP Overseas Portfolio Investor Class (a)	220,654	5,079,458
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,017,848)		8,662,486

Bond Funds - 59.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	982,777	8,795,853
Fidelity International Bond Index Fund (a)	175,526	1,558,673
Fidelity Long-Term Treasury Bond Index Fund (a)	219,828	2,002,633
VIP High Income Portfolio Investor Class (a)	200,408	909,852
VIP Investment Grade Bond II Portfolio Investor Class (a)	2,129,090	19,608,923
TOTAL BOND FUNDS (Cost $36,422,632)		32,875,934

Short-Term Funds - 13.5%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $7,398,218)	7,398,218	7,398,218

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,347,844)	55,041,308
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,050
NET ASSETS - 100.0%	55,042,358

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,959,332	565,764	1,675,457	8,204	(219,037)	165,252	8,795,854
Fidelity International Bond Index Fund	1,804,215	88,939	351,088	20,449	(29,883)	46,490	1,558,673
Fidelity Long-Term Treasury Bond Index Fund	2,468,200	529,628	818,974	49,734	(178,181)	1,960	2,002,633
VIP Contrafund Portfolio Investor Class	1,277,786	63,760	494,513	12,366	127,770	93,638	1,068,441
VIP Emerging Markets Portfolio Investor Class	4,452,950	893,770	1,874,532	6,763	7,438	103,402	3,583,028
VIP Equity-Income Portfolio Investor Class	1,144,980	64,125	357,274	-	34,286	(11,331)	874,786
VIP Government Money Market Portfolio Investor Class 5.06%	8,440,640	1,737,427	2,779,849	289,610	-	-	7,398,218
VIP Growth & Income Portfolio Investor Class	1,481,623	103,032	507,500	5,341	150,542	(31,494)	1,196,203
VIP Growth Portfolio Investor Class	2,006,992	190,638	806,934	13,697	55,718	313,118	1,759,532
VIP High Income Portfolio Investor Class	1,038,426	27,722	193,849	703	(30,162)	67,715	909,852
VIP Investment Grade Bond II Portfolio - Investor Class	21,064,614	2,118,061	3,421,937	9,020	(73,010)	(78,806)	19,608,922
VIP Mid Cap Portfolio Investor Class	357,323	12,288	107,346	828	12,403	2,444	277,112
VIP Overseas Portfolio Investor Class	5,986,718	366,012	1,730,070	-	189,343	267,455	5,079,458
VIP Value Portfolio Investor Class	826,077	29,969	303,439	-	78,291	(11,156)	619,742
VIP Value Strategies Portfolio Investor Class	409,218	12,076	144,522	972	35,067	(2,985)	308,854
	62,719,094	6,803,211	15,567,284	417,687	160,585	925,702	55,041,308

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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